Nonexempt Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Nonexempt Transactions	Nonexempt Transactions As reported on Schedule H, Line 4a – Schedule of Delinquent Participant Contributions, for the year-ended December 31, 2025, certain participant contributions were not remitted to the Plan within the time frame specified by the DOL’s Regulation 29 CFR 2510.3-102 thus constituting nonexempt transactions between the Plan and the Company. The amount of late remittances totaling $659 in 2025 along with lost earnings of $56 were remitted to the Plan in 2026.